Shareholder Report, Average Annual Return (Details) 193340_Hood River International Opportunity Fund_Investor Shares_TSR Annual {Investor Shares}	12 Months Ended	35 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	80.65%	39.94%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex USA Net (USD)
Average Annual Return, Percent	27.66%	19.44%
MSCI AC World Index ex US Small Cap Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex US Small Cap Net TR
Average Annual Return, Percent	19.83%	16.26%